Collection Period Ended
31-Jan-2014
Principal
Note
Payment
Factor
0.00
0.000000
40,614,371.31
0.087528
0.00
1.000000
0.00
1.000000
40,614,371.31
Interest & Principal
Payment
0.00
40,640,387.96
176,250.00
74,470.83
$40,891,108.79
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
17
Collection Period (from... to)
1-Jan-2014
31-Jan-2014
Determination Date
13-Feb-2014
Record Date
14-Feb-2014
Distribution Date
18-Feb-2014
Interest Period of the Class A-1 Notes (from... to)
15-Jan-2014
18-Feb-2014            Actual/360 Days
34
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jan-2014
15-Feb-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
84,378,332.88
43,763,961.57
81.228743
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
680,878,332.88
640,263,961.57
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
736,681,434.35
696,067,063.04
Yield Supplement Overcollateralization Amount
56,491,714.15
25,490,969.46
24,115,967.92
Pool Balance
1,650,866,041.78
762,172,403.81
720,183,030.96
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
26,016.65
0.052033
81.280776
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$276,737.48
Available Funds
Distributions
Principal Collections
41,529,439.62
(1) Total Servicing Fee
635,143.67
Interest Collections
1,881,367.29
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
20,630.17
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
260,565.95
(3) Interest Distributable Amount Class A Notes
276,737.48

Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
371.21
(6) Regular Principal Distributable Amount
40,614,371.31
Available Collections
43,692,374.24
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
43,692,374.24
(9) Excess Collections to Certificateholders
2,166,121.78
Total Distribution
43,692,374.24
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
635,143.67
635,143.67
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
276,737.48
276,737.48
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
26,016.65
26,016.65
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
40,614,371.31
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
276,737.48
276,737.48
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
40,614,371.31
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
40,614,371.31
40,614,371.31
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
Investment Earnings

60,543
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
337.35
Investment Earnings for the Collection Period
371.21
41,503
Principal Collections
26,106,769.88
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
15,422,669.74
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
762,172,403.81
459,933.23
Pool Balance end of Collection Period
720,183,030.96
40,301
Pool Factor
43.62%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.86%
Weighted Average Number of Remaining Payments
47.48
33.93
Percentage
Current
716,078,531.85
40,125
99.43%
Weighted Average Seasoning (months)
13.98
29.68
Delinquency Profile *
Amount
31-60 Days Delinquent
2,827,587.73
121
0.39%
61-90 Days Delinquent
749,374.42
38
0.10%
20,225.94
91-120 Days Delinquent
527,536.96
17
0.07%
Total
720,183,030.96
40,301
100.00%
Principal Net Losses
182,117.40
Cumulative Principal Net Losses
3,111,840.07
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
459,933.23
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.188%
Principal Recoveries
257,589.89